UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-03493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust*
               (Exact name of registrant as specified in charter)


        2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037
               (Address of principal executive offices) (Zip code)

                              Kenneth G. Lore, Esq.
                              Bingham McCutchen LLP
                   2020 K Street, N.W., Washington, D.C. 20006
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)





Date of fiscal year end: December 31
Date of reporting period: March 31, 2009


*This filing relates solely to Series B--HIT Workforce Housing Fund

Item 1.   Schedule of Investments.

Series B-HIT Workforce Housing Fund is not yet in operation.

Item 2.  Controls and Procedures.

Series B-HIT Workforce Housing Fund is not yet in operation.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


    /s/ Stephen Coyle

By:-----------------------------
Name: Stephen Coyle
Title:   Chief Executive Officer

Date:   June 1, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

  /s/ Stephen Coyle

--------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: June 1, 2009


  /s/ Harpreet S. Peleg

--------------------------------
Harpreet S. Peleg
Comptroller
(Principal Financial Officer)
Date: May 28, 2009